Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 21.6%
	AP Core Holdings II LLC
140,000	10.933% (1-Month USD Libor+550 basis points), 9/1/2027[2,3,4]	$135,771
	Asurion LLC
125,000	10.404% (1-Month USD Libor+525 basis points), 2/3/2028[2,3,4,5,6]	111,607
	Diebold Nixdorf, Inc.
78,805	4.750% (1-Month Term SOFR+750 basis points), 10/2/2023[2,4]	76,712
51,195	11.500% (1-Month Term SOFR+750 basis points), 10/2/2023[2,4]	49,835
	EG America LLC
100,000	0.000% (3-Month USD Libor+400 basis points), 2/5/2025*,2,3,4,5,6	99,797
	LifePoint Health, Inc.
130,000	4.750% (1-Month USD Libor+375 basis points), 11/16/2025[2,3,4]	128,497
	Mileage Plus Holdings LLC
94,118	10.213% (3-Month USD Libor+525 basis points), 6/20/2027[2,3,4]	98,294
	Taboola, Inc.
150,000	9.433% (1-Month USD Libor+400 basis points), 9/1/2028[2,3,4,5,6]	149,250
	Tutor Perini Corp.
100,000	4.750% (1-Month Term SOFR+475 basis points), 8/18/2027[2,3,4,5,6]	90,725
	Viasat, Inc.
100,000	0.000% (1-Month Term SOFR+450 basis points), 3/4/2029*,2,3,4,5,6	96,552
	TOTAL BANK LOANS
	(Cost $1,016,839)	1,037,040
	BONDS — 67.4%
	CORPORATE — 67.4%
	BASIC MATERIALS — 7.1%
	Ferroglobe PLC
175,000	9.375%, 12/31/2025[3,7]	178,938
	First Quantum Minerals Ltd
50,000	7.500%, 4/1/2025[3,7,8]	49,957
	SCIL IV LLC
100,000	9.500%, 7/15/2028[3]	112,303
		341,198
	COMMUNICATIONS — 12.4%
	Altice France SA
100,000	8.125%, 2/1/2027[3,7,8]	81,674
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
145,000	5.875%, 8/15/2027[3,8]	130,939
	DISH Network Corp.
100,000	11.750%, 11/15/2027[3,8]	100,897
	Qwest Corp.
112,000	7.250%, 9/15/2025	109,202
	Uber Technologies Inc
170,000	8.000%, 11/1/2026[3,8]	173,501
		596,213

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL — 14.3%
	Abercrombie & Fitch Management Co.
125,000	8.750%, 7/15/2025[3,8]	$126,898
	Las Vegas Sands Corp.
135,000	3.200%, 8/8/2024[3]	131,160
	LSF9 Atlantis Holdings LLC / Victra Finance Corp.
100,000	7.750%, 2/15/2026[3,8]	93,870
	NMG Holding Co., Inc. / Neiman Marcus Group LLC
50,000	7.125%, 4/1/2026[3,8]	46,786
	QVC, Inc.
235,000	4.750%, 2/15/2027[3]	152,421
	Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
135,000	10.931% (6-Month USD Libor+562.5 basis points), 10/15/2026[3,4,8]	136,308
		687,443
	CONSUMER, NON-CYCLICAL — 4.7%
	Herbalife Nutrition Ltd. / HLF Financing, Inc.
140,000	7.875%, 9/1/2025[3,7,8]	133,104
	Providence Service Corp.
100,000	5.875%, 11/15/2025[3,8]	92,866
		225,970
	ENERGY — 8.6%
	CITGO Petroleum Corp.
140,000	6.375%, 6/15/2026[3,8]	136,626
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
100,000	7.125%, 6/1/2028[3,8]	92,617
	Energy Ventures Gom LLC / EnVen Finance Corp.
96,000	11.750%, 4/15/2026[3,8]	99,347
	Enviva Partners LP / Enviva Partners Finance Corp.
100,000	6.500%, 1/15/2026[3,8]	84,991
		413,581
	FINANCIAL — 13.0%
	Aircastle Ltd.
135,000	4.125%, 5/1/2024[3,7]	132,596
	Avation Capital SA
75,000	9.000%, 10/31/2026[3,7,8]	65,724
	BGC Partners, Inc.
75,000	8.000%, 5/25/2028[3,8]	73,374
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
65,000	6.250%, 5/15/2026[3]	61,010
75,000	5.250%, 5/15/2027[3]	66,177
	Service Properties Trust
100,000	7.500%, 9/15/2025[3]	98,984

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
	StoneX Group, Inc.
125,000	8.625%, 6/15/2025[3,8]	$126,504
		624,369
	INDUSTRIAL — 5.4%
	Manitowoc Co., Inc.
130,000	9.000%, 4/1/2026[3,8]	129,512
	XPO Logistics, Inc.
130,000	6.250%, 5/1/2025[3,8]	128,863
		258,375
	TECHNOLOGY — 1.9%
	Diebold Nixdorf, Inc.
500,000	9.375%, 7/15/2025[3,8,9]	93,125
	TOTAL CORPORATE
	(Cost $3,234,094)	3,240,274

	TOTAL BONDS
	(Cost $3,234,094)	3,240,274
	CONVERTIBLE CORPORATE BONDS — 6.6%
	CORPORATE — 6.6%
	COMMUNICATIONS — 2.0%
	DISH Network Corp.
155,000	0.000%, 12/15/2025*,10	95,237
	FINANCIAL — 2.5%
	HAT Holdings I LLC / HAT Holdings II LLC
125,000	0.000%, 5/1/2025*,8,10	120,282
	UTILITIES — 2.1%
	American Water Capital Corp.
100,000	3.625%, 6/15/2026[8,10]	101,901
	TOTAL CORPORATE
	(Cost $303,444)	317,420

	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $303,444)	317,420

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 16.5%
794,432	Fidelity Institutional Government Portfolio Class I, 0.00%[11]	$794,432
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $794,432)	794,432

	TOTAL INVESTMENTS — 112.1%
	(Cost $5,348,809)	$5,389,166
	Liabilities in Excess of Other Assets — (12.1)%	(581,697)
	TOTAL NET ASSETS — 100.0%	$4,807,469

LLC –Limited Liability Company

PLC –Public Limited Company

LP –Limited Partnership

*	Non-income producing security.
[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	All or a portion of the loan is unfunded.
[7]	Foreign security denominated in U.S. dollars.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,419,666, which represents 50.33% of Net Assets.
[9]	Security is in default.
[10]	Convertible security.
[11]	The rate is the annualized seven-day yield at period end.

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At July 31, 2023	Unrealized Appreciation (Depreciation)
Euro	Pershing, LLC.	EUR per USD	(100,000)	$(110,130)	$(110,836)	$(706)
				(110,130)	(110,836)	(706)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(110,130)	$(110,836)	$(706)

EUR – Euro